Finance Receivables And Loans, Net	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable, Net Reported Amount, by Category Alternative [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Finance Receivables and Loans, Net
The composition of finance receivables and loans, net, reported at gross carrying value was as follows.

December 31, ($ in millions)	2015	2014
Consumer automotive (a)	$64,292	$56,570
Consumer mortgage
Mortgage Finance (b)	6,413	3,504
Mortgage — Legacy (c) (d)	3,360	3,970
Total consumer mortgage	9,773	7,474
Total consumer	74,065	64,044
Commercial
Commercial and industrial
Automotive	31,469	30,871
Other	2,640	1,882
Commercial real estate — Automotive	3,426	3,151
Total commercial	37,535	35,904
Total finance receivables and loans (e)	$111,600	$99,948

(a)
Includes $66 million and $35 million of fair value adjustment for loans in hedge accounting relationships at December 31, 2015, and December 31, 2014, respectively. Refer to Note 22 for additional information.

(b)
Includes loans originated as interest-only mortgage loans of $44 million and $55 million at December 31, 2015, and December 31, 2014, respectively, 7% of which are expected to start principal amortization in 2016, 3% in 2017, none in 2018, 39% in 2019, and 38% thereafter.

(c)
Includes loans originated as interest-only mortgage loans of $941 million and $1.1 billion at December 31, 2015, and December 31, 2014, respectively, 35% of which are expected to start principal amortization in 2016, 22% in 2017, 2% in 2018, none in 2019, and 1% thereafter.

(d)	Includes consumer mortgages at a fair value of $1 million at December 31, 2014, as a result of fair value option election.

(e)
Totals include a net increase of $110 million at December 31, 2015, compared to a net reduction of $266 million at December 31, 2014, for unearned income, unamortized premiums and discounts, and deferred fees and costs.

The following tables present an analysis of the activity in the allowance for loan losses on finance receivables and loans.

($ in millions)	Consumer automotive	Consumer mortgage	Commercial	Total
Allowance at January 1, 2015	$685	$152	$140	$977
Charge-offs	(840)	(48)	(4)	(892)
Recoveries	262	17	4	283
Net charge-offs	(578)	(31)	—	(609)
Provision for loan losses	739	1	(33)	707
Other (a)	(12)	(8)	(1)	(21)
Allowance at December 31, 2015	$834	$114	$106	$1,054
Allowance for loan losses at December 31, 2015
Individually evaluated for impairment	$22	$44	$20	$86
Collectively evaluated for impairment	812	70	86	968
Loans acquired with deteriorated credit quality	—	—	—	—
Finance receivables and loans at gross carrying value
Ending balance	64,292	9,773	37,535	111,600
Individually evaluated for impairment	315	266	77	658
Collectively evaluated for impairment	63,977	9,507	37,458	110,942
Loans acquired with deteriorated credit quality	—	—	—	—

(a)	Primarily related to the transfer of finance receivables and loans from held-for-investment to held-for-sale.

($ in millions)	Consumer automotive	Consumer mortgage	Commercial	Total
Allowance at January 1, 2014	$673	$389	$146	$1,208
Charge-offs	(720)	(51)	(5)	(776)
Recoveries	219	8	12	239
Net charge-offs	(501)	(43)	7	(537)
Provision for loan losses	540	(69)	(14)	457
Other (a)	(27)	(125)	1	(151)
Allowance at December 31, 2014	$685	$152	$140	$977
Allowance for loan losses
Individually evaluated for impairment	$23	$62	$21	$106
Collectively evaluated for impairment	662	90	119	871
Loans acquired with deteriorated credit quality	—	—	—	—
Finance receivables and loans at gross carrying value
Ending balance	56,570	7,473	35,904	99,947
Individually evaluated for impairment	282	336	82	700
Collectively evaluated for impairment	56,287	7,137	35,822	99,246
Loans acquired with deteriorated credit quality	1	—	—	1

(a)	Primarily related to the transfer of finance receivables and loans from held-for-investment to held-for-sale.
The following table presents information about significant sales of finance receivables and loans recorded at gross carrying value and transfers of finance receivables and loans from held-for-investment to held-for-sale.

December 31, ($ in millions)	2015	2014
Consumer automotive	$1,237	$4,106
Consumer mortgage	78	489
Commercial	2	36
Total sales and transfers	$1,317	$4,631

The following table presents information about significant purchases of finance receivables and loans.

December 31, ($ in millions)	2015	2014
Consumer automotive	$272	$—
Consumer mortgage	4,125	857
Total purchases	$4,397	$857

The following table presents an analysis of our past due finance receivables and loans, net, recorded at gross carrying value.

December 31, ($ in millions)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total finance receivables and loans
2015
Consumer automotive	$1,618	$369	$222	$2,209	$62,083	$64,292
Consumer mortgage
Mortgage Finance	44	5	10	59	6,354	6,413
Mortgage — Legacy	53	20	73	146	3,214	3,360
Total consumer mortgage	97	25	83	205	9,568	9,773
Total consumer	1,715	394	305	2,414	71,651	74,065
Commercial
Commercial and industrial
Automotive	—	—	—	—	31,469	31,469
Other	—	—	—	—	2,640	2,640
Commercial real estate — Automotive	—	—	—	—	3,426	3,426
Total commercial	—	—	—	—	37,535	37,535
Total consumer and commercial	$1,715	$394	$305	$2,414	$109,186	$111,600
2014
Consumer automotive	$1,340	$293	$164	$1,797	$54,773	$56,570
Consumer mortgage
Mortgage Finance	11	2	11	24	3,480	3,504
Mortgage — Legacy	65	23	113	201	3,768	3,969
Total consumer mortgage	76	25	124	225	7,248	7,473
Total consumer	1,416	318	288	2,022	62,021	64,043
Commercial
Commercial and industrial
Automotive	—	9	—	9	30,862	30,871
Other	—	—	—	—	1,882	1,882
Commercial real estate — Automotive	—	—	—	—	3,151	3,151
Total commercial	—	9	—	9	35,895	35,904
Total consumer and commercial	$1,416	$327	$288	$2,031	$97,916	$99,947

The following table presents the gross carrying value of our finance receivables and loans on nonaccrual status.

December 31, ($ in millions)	2015	2014
Consumer automotive	$475	$386
Consumer mortgage
Mortgage Finance	15	19
Mortgage — Legacy	113	158
Total consumer mortgage	128	177
Total consumer	603	563
Commercial
Commercial and industrial
Automotive	25	32
Other	44	46
Commercial real estate — Automotive	8	4
Total commercial	77	82
Total consumer and commercial finance receivables and loans	$680	$645

Management performs a quarterly analysis of the consumer automotive, consumer mortgage, and commercial portfolios using a range of credit quality indicators to assess the adequacy of the allowance for loan losses based on historical and current trends. The following tables present the population of loans by quality indicators for our consumer automotive, consumer mortgage, and commercial portfolios.
The following table presents performing and nonperforming credit quality indicators in accordance with our internal accounting policies for our consumer finance receivables and loans recorded at gross carrying value. Nonperforming loans include finance receivables and loans on nonaccrual status when the principal or interest has been delinquent for 90 days or when full collection is not expected. Refer to Note 1 for additional information.

	2015			2014
December 31, ($ in millions)	Performing	Nonperforming	Total	Performing	Nonperforming	Total
Consumer automotive	$63,817	$475	$64,292	$56,184	$386	$56,570
Consumer mortgage
Mortgage Finance	6,398	15	6,413	3,485	19	3,504
Mortgage — Legacy	3,247	113	3,360	3,811	158	3,969
Total consumer mortgage	9,645	128	9,773	7,296	177	7,473
Total consumer	$73,462	$603	$74,065	$63,480	$563	$64,043

The following table presents pass and criticized credit quality indicators based on regulatory definitions for our commercial finance receivables and loans recorded at gross carrying value.

	2015			2014
December 31, ($ in millions)	Pass	Criticized (a)	Total	Pass	Criticized (a)	Total
Commercial and industrial
Automotive	$29,613	$1,856	$31,469	$29,150	$1,721	$30,871
Other	2,122	518	2,640	1,509	373	1,882
Commercial real estate — Automotive	3,265	161	3,426	3,015	136	3,151
Total commercial	$35,000	$2,535	$37,535	$33,674	$2,230	$35,904

(a)
Includes loans classified as special mention, substandard, or doubtful. These classifications are based on regulatory definitions and generally represent loans within our portfolio that have a higher default risk or have already defaulted.

Impaired Loans and Troubled Debt Restructurings
Impaired Loans
Loans are considered impaired when we determine it is probable that we will be unable to collect all amounts due according to the terms of the loan agreement. For more information on our impaired finance receivables and loans, refer to Note 1.
The following table presents information about our impaired finance receivables and loans recorded at gross carrying value.

December 31, ($ in millions)	Unpaid principal balance	Gross carrying value	Impaired with no allowance	Impaired with an allowance	Allowance for impaired loans
2015
Consumer automotive	$315	$315	$—	$315	$22
Consumer mortgage
Mortgage Finance	9	9	5	4	1
Mortgage — Legacy	260	257	59	198	43
Total consumer mortgage	269	266	64	202	44
Total consumer	584	581	64	517	66
Commercial
Commercial and industrial
Automotive	25	25	4	21	3
Other	44	44	—	44	15
Commercial real estate — Automotive	8	8	1	7	2
Total commercial	77	77	5	72	20
Total consumer and commercial finance receivables and loans	$661	$658	$69	$589	$86
2014
Consumer automotive	$282	$282	$—	$282	$23
Consumer mortgage
Mortgage Finance	8	7	4	3	—
Mortgage — Legacy	332	329	82	247	62
Total consumer mortgage	340	336	86	250	62
Total consumer	622	618	86	532	85
Commercial
Commercial and industrial
Automotive	32	32	4	28	5
Other	46	46	—	46	15
Commercial real estate — Automotive	4	4	1	3	1
Total commercial	82	82	5	77	21
Total consumer and commercial finance receivables and loans	$704	$700	$91	$609	$106

The following table presents average balance and interest income for our impaired finance receivables and loans.

	2015		2014		2013
Year ended December 31, ($ in millions)	Average balance	Interest income	Average balance	Interest income	Average balance	Interest income
Consumer automotive	$295	$16	$317	$20	$278	$18
Consumer mortgage
Mortgage Finance	8	—	12	—	11	—
Mortgage — Legacy	272	9	861	12	897	29
Total consumer mortgage	280	9	873	12	908	29
Total consumer	575	25	1,190	32	1,186	47
Commercial
Commercial and industrial
Automotive	33	1	61	2	152	6
Other	41	3	59	3	72	2
Commercial real estate — Automotive	5	—	6	—	29	1
Total commercial	79	4	126	5	253	9
Total consumer and commercial finance receivables and loans	$654	$29	$1,316	$37	$1,439	$56

Troubled Debt Restructurings
TDRs are loan modifications where concessions were granted to borrowers experiencing financial difficulties. Numerous initiatives are in place to provide support to our mortgage customers in financial distress, including principal forgiveness, maturity extensions, delinquent interest capitalization, and changes to contractual interest rates. Additionally for automotive loans, we may offer several types of assistance to aid our customers, including extension of the loan maturity date and rewriting the loan terms. Total TDRs recorded at gross carrying value were $625 million at December 31, 2015, reflecting a decrease of $56 million from December 31, 2014. Refer to Note 1 for additional information.
The following table presents information related to finance receivables and loans recorded at gross carrying value modified in connection with a TDR during the period.

	2015			2014
Year ended December 31, ($ in millions)	Number of loans	Pre-modification gross carrying value	Post-modification gross carrying value	Number of loans	Pre-modification gross carrying value	Post-modification gross carrying value
Consumer automotive	17,222	$278	$237	17,511	$211	$187
Consumer mortgage
Mortgage Finance	7	4	4	2	1	1
Mortgage — Legacy	197	42	40	394	79	73
Total consumer mortgage	204	46	44	396	80	74
Total consumer	17,426	324	281	17,907	291	261
Commercial
Commercial and industrial
Automotive	—	—	—	3	23	23
Other	1	21	21	3	48	48
Commercial real estate — Automotive	1	3	3	—	—	—
Total commercial	2	24	24	6	71	71
Total consumer and commercial finance receivables and loans	17,428	$348	$305	17,913	$362	$332

The following table presents information about finance receivables and loans recorded at gross carrying value that have redefaulted during the reporting period and were within 12 months or less of being modified as a TDR. Redefault is when finance receivables and loans meet the requirements for evaluation under our charge-off policy (Refer to Note 1 for additional information) except for commercial finance receivables and loans, where redefault is defined as 90 days past due.

	2015			2014
Year ended December 31, ($ in millions)	Number of loans	Gross carrying value	Charge-off amount	Number of loans	Gross carrying value	Charge-off amount
Consumer automotive	6,836	$82	$47	7,117	$90	$47
Consumer mortgage
Mortgage Finance	—	—	—	—	—	—
Mortgage — Legacy	10	1	—	27	2	1
Total consumer finance receivables and loans	6,846	$83	$47	7,144	$92	$48

At December 31, 2015, and December 31, 2014, commercial commitments to lend additional funds to borrowers owing receivables whose terms had been modified in a TDR were $2 million and $4 million, respectively.
Concentration Risk
Consumer
We monitor our consumer loan portfolio for concentration risk across the geographies in which we lend. The highest concentrations of loans are in Texas and California, which represent an aggregate of 23.5% of our total outstanding consumer finance receivables and loans at December 31, 2015.
Concentrations in our mortgage portfolio are closely monitored given the volatility of the housing markets, with special attention given to states with greater declines in real estate values.
The following table shows the percentage of total consumer finance receivables and loans recorded at gross carrying value by state concentration.

	2015 (a)		2014
December 31,	Consumer automotive	Consumer mortgage	Consumer automotive	Consumer mortgage
Texas	13.7%	6.2%	13.6%	6.0%
California	7.3	33.6	6.2	30.8
Florida	7.7	4.1	7.3	3.7
Pennsylvania	5.0	1.5	5.3	1.6
Illinois	4.4	4.1	4.4	4.2
Georgia	4.4	2.2	4.2	2.1
North Carolina	3.6	1.8	3.5	1.9
Ohio	3.7	0.6	3.9	0.6
New York	3.5	1.9	4.0	1.9
Michigan	3.1	2.4	3.8	3.1
Other United States	43.6	41.6	43.8	44.1
Total consumer loans	100.0%	100.0%	100.0%	100.0%

(a)	Presentation is in descending order as a percentage of total consumer finance receivables and loans at December 31, 2015.
Commercial Real Estate
The commercial real estate portfolio consists of loans issued primarily to automotive dealers. The following table shows the percentage of total commercial real estate finance receivables and loans reported at gross carrying value by state concentration.

December 31,	2015	2014
Texas	17.7%	13.8%
Florida	10.0	12.3
Michigan	8.9	9.9
California	8.7	9.0
North Carolina	3.8	3.9
Virginia	3.8	4.1
Georgia	3.6	3.7
Pennsylvania	3.4	3.8
New York	3.1	3.9
Illinois	2.9	2.7
Other United States	34.1	32.9
Total commercial real estate finance receivables and loans	100.0%	100.0%

Commercial Criticized Exposure
Finance receivables and loans classified as special mention, substandard, or doubtful are deemed as criticized. These classifications are based on regulatory definitions and generally represent finance receivables and loans within our portfolio that have a higher default risk or have already defaulted. The following table presents the percentage of total commercial criticized finance receivables and loans reported at gross carrying value by industry concentrations.

December 31,	2015	2014
Automotive	80.5%	87.3%
Manufacturing	7.8	0.9
Services	5.3	2.0
Other	6.4	9.8
Total commercial criticized finance receivables and loans	100.0%	100.0%